SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7)	8 Months Ended	12 Months Ended
	Aug. 28, 2014 agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) agreement	Dec. 31, 2013 USD ($)	Aug. 31, 2015
Schedule of Significant Accounting Policies [Line Items]
Excess amount resulting in an insignificant additional amount of revenue		$ 0
Beijing Modo
Schedule of Significant Accounting Policies [Line Items]
Equity interest of equity method investment		30.00%			30.00%
Shengyue
Schedule of Significant Accounting Policies [Line Items]
Number of agreements | agreement	2
Commission fees			$ 0	$ 0
Revenue from related party			$ 2,703,492	$ 12,404,031
Huzhong
Schedule of Significant Accounting Policies [Line Items]
Percentage of minimum guaranteed amounts, to be prepaid by Huzhong prior to the beginning of the month		50.00%
Qinhe
Schedule of Significant Accounting Policies [Line Items]
Number of agreements | agreement			2
Revenue from related party		$ 0	$ 1,613,606
Maximum period shared revenues are to be paid by Qinhe		30 days
Beijing Modo
Schedule of Significant Accounting Policies [Line Items]
Revenue from related party		$ 115,715
Maximum period shared revenues are to be paid by Qinhe		30 days